INCOME TAXES (Detailsb) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current income tax provision
Federal AMT			$ 5,000		$ 24,354	$ 26,250
State			24,758		147,000	64,250
Total current income tax provision			29,758		171,354	90,500
Deferred income tax provision
Federal			$ 89,760		$ 626,280	455,000
State						38,000
Total deferred income tax provision			$ 89,760		$ 626,280	493,000
Change in valuation allowance			(89,760)		(626,280)	(493,000)
Provision (benefit) for income taxes, net	$ 23,758	$ 67,000	$ 29,758	$ 162,771	$ 171,354	$ 90,500